Information on related parties (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Related Party Income	$ 874,000	$ 1,236,000	$ 1,337,000
Related Party Expenses	1,406,363,000	1,386,095,000	1,693,180,000
Related Party Receivables	50,000	72,000	1,677,000
Related Party Payables	71,428,000	42,576,000	41,086,000
Related Party 1
Statement [Line Items]
Related Party Income	577,000	853,000	972,000
Related Party Expenses	0	0	0
Related Party Receivables	50,000	72,000	552,000
Related Party Payables	$ 0	0	0
Name Of Related Party	Termoeléctrica José de San Martín S.A.
Related Party 2
Statement [Line Items]
Related Party Income	$ 0	0	0
Related Party Expenses	558,323,000	559,883,000	891,310,000
Related Party Receivables	0	0	0
Related Party Payables	$ 70,880,000	41,749,000	39,652,000
Name Of Related Party	Distribuidora de Gas Cuyana S.A. (1)
Related Party 3
Statement [Line Items]
Related Party Income	$ 0	0	0
Related Party Expenses	0	0	0
Related Party Receivables	0	0	0
Related Party Payables	$ 548,000	827,000	1,126,000
Name Of Related Party	Energía Sudamericana S.A.
Related Party 4
Statement [Line Items]
Related Party Income	$ 297,000	383,000	365,000
Related Party Expenses	848,040,000	821,746,000	738,296,000
Related Party Receivables	0	0	0
Related Party Payables	$ 0	0	0
Name Of Related Party	RMPE Asociados S.A. (2)
Related Party 5
Statement [Line Items]
Related Party Income	$ 0	0	0
Related Party Expenses	0	4,466,000	63,574,000
Related Party Receivables	0	0	1,125,000
Related Party Payables	$ 0	$ 0	$ 308,000
Name Of Related Party	Coyserv S.A.